Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
6. Inventories:

	December 31, 2015	December 31, 2014
Purchased parts	$20,864	$28,227
Work-in-process	3,485	4,879
Finished goods	11,311	8,718
	$35,660	$41,824

During the year ended December 31, 2015, the Company recorded write-downs to net realizable value of approximately $8,743 (year ended December 31, 2014 - $2,102; year ended December 31, 2013 - $4,925).